Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic and diluted earnings per share for 2011, 2010 and 2009 were calculated as follows:

	Year Ended December 31,
	2011	2010	2009
Numerator:
Net income	$25.1	$12.0	$70.5
Less: Net income attributable to participating securities	—	(0.1)	(1.6)
Net income available to common stockholders	$25.1	$11.9	$68.9
Denominator - Weighted-average common shares outstanding (000):[1]
Basic	18,979	19,377	19,639
Diluted	18,979	19,377	19,639
Earnings per common share, Basic:
Net income per share	$1.32	$0.61	$3.51
Earnings per common share, Diluted:
Net income per share	$1.32	$0.61	$3.51
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[1]
The basic weighted-average number of common shares outstanding during the period excludes unvested share-based payment awards. The diluted weighted-average number of common shares outstanding during the period is calculated under the two-class method, which does not take into account the dilutive effect of the unvested share-based payment awards.

The following table provides a detail of net income attributable to participating securities for 2011, 2010 and 2009:

	Year Ended	Year Ended	Year Ended
	December 31, 2011	December 31, 2010	December 31, 2009
Net income attributable to participating securities:[1]
Distributed income	$—	$0.1	$0.4
Undistributed income	—	—	1.2
Total net income attributable to participating securities	$—	$0.1	$1.6
Percentage of undistributed net income apportioned to participating securities	—%	—%	2%
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[1]
Net income attributable to participating securities for a given period includes both distributed and undistributed net income, as applicable. Distributed net income attributed to participating securities represents dividend and dividend equivalents declared on the participating securities that the Company expects to ultimately vest. Undistributed net income for a given period, if any, is apportioned to participating securities based on the weighted-average number of each class of securities outstanding during the applicable period as a percentage of the combined weighted-average number of these securities outstanding during the period. Undistributed losses are not allocated to participating securities, however, as holders of such securities do not have an obligation to fund net losses of the Company.

Options to purchase 20,791 common shares at an average exercise price of $80.01 per share were outstanding at December 31, 2011. The potential dilutive effect of options outstanding was zero for 2011, 2010 and 2009. Warrants relating to approximately 3.6 million common shares at an initial average exercise price of approximately $61.36 per share were outstanding at December 31, 2011. The potential dilutive effect of shares underlying the Warrants was zero for 2011 and 2010.
During 2011, 2010 and 2009, the Company paid a total of approximately $18.9 ($0.96 per common share), $19.0 ($0.96 per common share), and $19.6 ($0.96 per common share), respectively, in cash dividends to stockholders, including the holders of restricted stock, and dividend equivalents to the holders of restricted stock units and to the holders of any performance shares with respect to one half of the performance shares.
In June 2008, the Company’s Board of Directors authorized the repurchase of up to $75.0 of the Company’s common shares, with repurchase transactions to occur in open market and privately negotiated transactions at such times and prices as deemed appropriate by management and to be funded with the Company’s excess liquidity after giving consideration to internal and external growth opportunities and cash flows. At December 31, 2011, $46.9 was available for additional share repurchase.
During the first quarter of 2010, pursuant to a separate authorization from the Company's Board of Directors, the Company repurchased $44.2, or 1,151,900 shares of the Company's outstanding common stock, in privately negotiated, off-market transactions with purchasers of the Notes.